Shareholder Fees {- Fidelity Series International Index Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity Series International Index Fund PRO-05 | Fidelity Series International Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none